UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21515

TS&W/Claymore Tax-Advantaged Balanced Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive Lisle, IL	60532
(Address of principal executive offices)	(Zip code)

Nicholas Dalmaso

2455 Corporate West Drive Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

TS&W/CLAYMORE TAX-ADVANTAGED BALANCED FUND

Portfolio of Investments

March 31, 2007 (Unaudited)

Principal Amount		Optional Call Provisions	Value
	Long-Term Municipal Bonds — 80.1%
	Arizona — 3.1%
$3,300,000	Maricopa County Industrial Development Authority Health Facilities Revenue, Catholic HealthCare West-A, A, A2 (a) 5.375%, 7/1/2023	7/1/14 @ 100	$3,479,883
4,500,000	Maricopa County Pollution Control Corp., Pollution Control Revenue Refunding Public Service Co-A-RMK, BBB, Baa2 5.750%, 11/1/2022	5/14/07 @ 101	4,551,390

			8,031,273

	California — 20.6%
5,000,000	Alhambra Certificates of Participation Police Facilities 91-1-RMK, AMBAC Insured, AAA, Aaa 6.750%, 9/1/2023	N/A	6,122,650
1,600,000	California Municipal Finance Authority Education Revenue American Heritage Education Foundation, Project-A, BBB-, NR 5.250%, 6/1/2036	6/1/16 @ 100	1,668,464
8,000,000	California State General Obligation Refunding Bonds, A+, A1 4.500%, 10/1/2036	10/1/16 @ 100	7,858,880
5,000,000	California State Public Works Board California Community College, Series 2007 B, FGIC Insured, AAA, Aaa 4.750%, 3/1/2032	3/1/17 @ 100	5,142,500
5,000,000	California Statewide Communities Development Authority Revenue Bentley School, NR, NR (a) 6.750%, 7/1/2032	7/1/10 @ 103	5,420,050
2,220,000	California Statewide Communities Development Authority Revenue Sub-Wildwood Elementary School, NR, NR 7.000%, 11/1/2029	11/1/09 @ 102	2,370,427
2,510,000	Lincoln Improvement Board Act 1915 Public Finance Authority-Twelve Bridges, NR, NR 6.200%, 9/2/2025	9/2/09 @ 102	2,636,680
5,000,000	Municipal Security Trust Certificates Series 7044, Class B, AA+, NR (b) 6.525%, 6/1/2047	6/1/17 @ 100	5,624,200
1,625,000	Murrieta Valley Unified School District, Special Tax Community Facilities District No. 2000-2, NR, NR 6.300%, 9/1/2024	3/1/12 @ 101	1,807,569
2,505,000	6.375%, 9/1/2032	3/1/12 @ 101	2,794,753
1,800,000	Palm Springs Community Redevelopment Agency Tax Allocation Refunding Merged Project No. 1, Series A, A-, NR 5.500%, 9/1/2034	9/1/14 @ 100	1,912,410
4,000,000	Palm Springs Financing Authority Lease Revenue Convention Center Expansion Project, Series 2004 A, MBIA Insured, AAA, Aaa 5.500%, 11/1/2035	11/1/14 @ 102	4,426,120
915,000	Poway Community Facilities District Number 10-Area-E, NR, NR 5.750%, 9/1/2032	9/1/08 @ 102	935,642
1,350,000	Poway Unified School District, Special Tax Community Facilities District Number 6-Area-A, NR, NR 6.125%, 9/1/2033	9/1/10 @ 102	1,417,946
820,000	Snowline California Joint Union School District Community Facility Special Tax, No. 2002-1, Series A, NR, NR 5.400%, 9/1/2034	9/1/07 @ 103	845,723
1,870,000	William S. Hart Joint School Financing Authority CFD’s No’s 90-1, 99-1 & 2000-1 Series 2004, BBB+, NR 5.625%, 9/1/2034	9/1/12 @ 100	1,967,352

			52,951,366

	Colorado — 1.8%
1,355,000	Denver Health & Hospital Authority Health Care Revenue Series 1998 A, ACA Insured, A, NR 5.375%, 12/1/2028	12/1/08 @ 101	1,389,878
1,000,000	Denver Health & Hospital Authority Health Care Revenue Series 2004 A, BBB, Baa3 6.000%, 12/1/2031	12/1/11 @ 100	1,063,720
2,000,000	6.250%, 12/1/2033	12/1/14 @ 100	2,227,480

			4,681,078

	Delaware — 0.2%
500,000	Delaware Health Facilities Authority Beebe Medical Center Project, Series 2004 A, BBB+, Baa1 5.500%, 6/1/2024	6/1/14 @ 100	533,155

	Florida — 4.2%
4,000,000	Highlands County Health Facilities Authority Adventist Health System/Sunbelt, Series 2006 G, A+, A2 5.125%, 11/15/2032	11/15/16 @ 100	4,171,120
5,450,000	Saint Johns County Industrial Development Authority First Mortgage Revenue Presbyterian Retirement, Series A, NR, NR 5.625%, 8/1/2034	8/1/14 @ 101	5,702,172
1,000,000	Saint Johns County Florida Industrial Development Authority Health Care Glenmoor Project, Series 2006A, NR, NR 5.250% 1/1/2026	1/1/16 @ 100	1,013,220

			10,886,512

	Illinois — 0.8%
2,000,000	Metropolitan Pier and Exposition Authority McCormick Place Expansion Project, Series 2004 A, AAA, A1 5.500%, 6/15/2027	5/14/07 @ 100	2,001,740

	Indiana — 0.4%
1,000,000	Vanderburgh County (Indiana) Redevelopment District, Tax Increment, A-, NR 5.250%, 2/1/2031	8/1/16 @ 100	1,062,080

	Iowa — 0.7%
1,650,000	Scott County, Iowa Revenue Refunding-Ridgecrest Village, Series 2006, NR, NR 5.250%, 11/15/2027	11/15/16 @ 100	1,698,906

	Kansas — 1.0%
2,500,000	Burlington Pollution Control Revenue Kansas Gas and Electric Co. Project, Series 2004 A, MBIA Insured, AAA, Aaa 5.300%, 6/1/2031	6/1/14 @ 100	2,673,375

	Massachusetts — 1.7%
1,505,000	Massachusetts Development Finance Agency Revenue Evergreen Center, BBB-, NR 5.500%, 1/1/2020	1/1/15@ 100	1,558,608
1,820,000	5.500%, 1/1/2035	1/1/15@ 100	1,868,321
930,000	Massachusetts Development Finance Agency Revenue Hampshire College, Series 2004, BBB, Baa2 5.625%, 10/1/2024	10/1/14 @ 100	999,675

			4,426,604

	Michigan — 1.3%
3,065,000	Monroe County Michigan Hospital Finance Authority Hospital Revenue Refunding Mercy Memorial Hospital Corporate Obligation, BBB-, Baa3 5.500%, 6/1/2035	6/1/16 @ 100	3,225,667

	Minnesota — 2.8%
3,650,000	Duluth Economic Development Authority Benedictine Health System, O.G., Saint Mary’s Duluth Clinic Health System, Series 2004, A-, NR 5.250%, 2/15/2028	2/15/14 @ 100	3,814,542
3,000,000	Saint Paul Minnesota Housing & Redevelopment Authority Hospital Revenue HealthEast Project, BB+, Baa3 6.000%, 11/15/2035	11/15/15 @ 100	3,300,330

			7,114,872

	Missouri — 5.6%
4,690,000	Cole County Industrial Development Authority Senior Living Facilities Revenue Lutheran Senior Services Heisinger Project, NR, NR (a) 5.500%, 2/1/2035	2/1/14 @ 100	4,934,865
6,000,000	Missouri Development Finance Board Branson Landing Project, Series 2004 A, BBB+, Baa1 (a) 5.625%, 12/1/2028	6/1/14 @ 100	6,405,540
3,000,000	Missouri State Health & Educational Facilities Authority Revenue Senior Living Facilities Revenue Lutheran Senior, Series A, NR, NR (a) 5.375%, 2/1/2035	2/1/15 @ 100	3,145,290

			14,485,695

	New Jersey — 8.2%
6,400,000	Camden County Improvement Authority Cooper Health System, Series 2004 A, BBB, Baa3 5.750%, 2/15/2034	8/15/14 @ 100	6,863,808
1,850,000	New Jersey Economic Development Authority Revenue Cigarette Tax, BBB, Baa2 5.750%, 6/15/2029	6/15/14 @ 100	1,999,498
1,000,000	5.500%, 6/15/2031	6/15/14 @ 100	1,059,830
5,000,000	5.750%, 6/15/2034	6/15/14 @ 100	5,375,350
2,000,000	New Jersey Educational Facilities Authority Fairleigh Dickinson University, Series 2002 D, NR, NR 6.000%, 7/1/2025	7/1/13 @ 100	2,177,660
1,450,000	New Jersey Educational Facilities Authority Stevens Institute of Technology, Series 2004 B, BBB+, Baa2 5.375%, 7/1/2034	7/1/14 @ 100	1,536,870
2,000,000	New Jersey Health Care Facilities Financing Authority Revenue Saint Elizabeth Hospital Obligated Group, BBB-, Baa3 6.000%, 7/1/2020	7/1/07 @ 102	2,047,900

			21,060,916

	New York — 17.0%
11,750,000	Hudson Yards Infrastructure Corporation Revenue Fiscal 2007 Series A, FGIC Insured, NR, Aaa (c) 5.574%, 2/15/2047	2/15/17 @ 100	12,428,797
1,625,000	Municipal Security Trust Hudson Yards Infrastructure Corporation Revenue Series 7033, FGIC Insured, Class A, NR, Aaa (b) 5.574%, 2/15/2047	2/15/17 @ 100	1,812,753
5,000,000	New York City Industrial Developmental Agency Revenue Rols-RR-II-R-634-1, AMBAC Insured, NR, Aaa (b) 6.219%, 1/1/2046	1/1/17 @ 100	5,548,900
10,000,000	New York City Fiscal 2007 A, AA-, NR (c) 6.060%, 8/1/2028	8/1/16 @ 100	10,548,800
4,500,000	New York State Dormitory Authority Revenue Cabrini of Westchester, GNMA Collateralized, AA, NR (c) 6.650%, 2/15/2041	2/15/17 @ 103	4,881,195
7,750,000	New York State Dormitory Authority Revenue Rols-R-816, Series A, MBIA Insured, NR, Aaa (b) 6.219%, 7/1/2046	7/1/16 @ 100	8,588,240

			43,808,685

	Ohio — 1.9%
4,560,000	Akron Bath Copley Joint Township Hospital District Revenue Hospital Facilities-Summa Health Systems, Series A, RADIAN Insured, AA, Aa3 (a) 5.500%, 11/15/2034	11/15/14 @ 100	4,930,773

	Pennsylvania — 1.5%
3,750,000	Pennsylvania Higher Educational Facilities Authority Widener University Series 2003, BBB+, NR 5.375%, 7/15/2029	7/15/13 @ 100	3,972,038

	Rhode Island — 2.8%
3,000,000	Rhode Island State Health & Educational Building Corporation Revenue Hospital Financing Lifespan Obligated Group, A-, A3 6.500%, 8/15/2032	8/15/12 @ 100	3,396,510
3,000,000	Rhode Island State Health & Educational Building Corporation Revenue Prerefunded Hospital Financing Lifespan, A-, A3 6.375%, 8/15/2021	8/15/12 @ 100	3,383,100
500,000	Rhode Island State Health & Educational Building Corporation Revenue Unrefunded Hospital Financing Lifespan, A-, A3 6.375%, 8/15/2021	8/15/12 @ 100	547,280

			7,326,890

	South Carolina — 2.6%
1,430,000	Lexington County Health Services District, Inc., Hospital Revenue Lexington Medical Center, Series 2004, A, A2 5.500%, 5/1/2032	5/1/14 @ 100	1,515,886
5,000,000	5.500%, 5/1/2037 (a)	5/1/14 @ 100	5,294,050

			6,809,936

	Wisconsin — 1.9%
3,350,000	Wisconsin State Health & Educational Facilities Authority Revenue Aurora Health Care, Series A, BBB+, NR 5.600%, 2/15/2029	2/15/09 @ 101	3,460,115
500,000	Wisconsin State Health & Educational Facilities Authority Revenue Blood Center Southeastern Project, BBB+, NR 5.500%, 6/1/2024	6/1/14 @ 100	531,575
750,000	5.750%, 6/1/2034	6/1/14 @ 100	812,588

			4,804,278

	Total Long-Term Municipal Bonds - 80.1% (Cost $198,878,913)		206,485,839

Number of Shares
	Common Stocks — 55.8%

	Beverages — 1.3%
35,000	Molson Coors Brewing Co. - Class B		3,311,700

	Chemicals — 1.6%
87,500	Dow Chemical Co.		4,012,750

	Commercial Banks — 3.4%
20,000	Australia & New Zealand Banking Group Ltd. ADR (Australia)		2,405,000
42,500	HSBC Holdings PLC ADR (United Kingdom)		3,731,925
50,000	Wachovia Corp.		2,752,500

			8,889,425

	Commercial Services & Supplies — 2.1%
50,000	Avery Dennison Corp.		3,213,000
60,000	R. R. Donnelley & Sons Co.		2,195,400

			5,408,400

	Communications Equipment — 2.4%
210,000	Nokia Corp. ADR (Finland)		4,813,200
40,000	Telefonaktiebolaget LM Ericsson ADR (Sweden)		1,483,600

			6,296,800

	Computers & Peripherals — 0.8%
90,000	Seagate Technology (Cayman Islands)		2,097,000

	Diversified Financial Services — 6.9%
100,000	Bank of America Corp.		5,102,000
105,000	Citigroup, Inc.		5,390,700
85,000	ING Groep N.V. ADR (Netherlands)		3,598,050
75,000	JPMorgan Chase & Co.		3,628,500

			17,719,250

	Diversified Telecommunication — 5.2%
117,500	AT&T, Inc.		4,633,025
215,000	Deutsche Telekom AG ADR (Germany)		3,553,950
135,000	Verizon Communications, Inc.		5,119,200

			13,306,175

	Electric Utilities — 0.8%
40,000	Progress Energy, Inc.		2,017,600

	Energy Equipment & Services — 0.7%
80,000	Patterson-UTI Energy, Inc.		1,795,200

	Food Products — 1.5%
17,500	Nestle SA ADR (Switzerland)		1,695,993
135,000	Sara Lee Corp.		2,284,200

			3,980,193

	Household Products — 1.6%
60,000	Kimberly-Clark Corp.		4,109,400

	Industrial Conglomerates — 1.9%
135,000	General Electric Co.		4,773,600

	Insurance — 3.5%
50,000	American International Group, Inc.		3,361,000
60,000	Cincinnati Financial Corp.		2,544,000
37,500	Genworth Financial, Inc., Class A		1,310,250
27,500	PartnerRe Ltd. (Bermuda)		1,884,850

			9,100,100

	Media — 1.0%
125,000	Regal Entertainment Group, Class A		2,483,750

	Metals & Mining — 0.6%
25,000	Freeport-McMoRan Copper & Gold, Inc., Class B		1,654,750

	Multi-Utilities — 2.7%
20,000	Dominion Resources, Inc.		1,775,400
25,000	Public Service Enterprise Group, Inc.		2,076,000
175,000	TECO Energy, Inc.		3,011,750

			6,863,150

	Oil, Gas & Consumable Fuels — 6.9%
75,000	BP PLC ADR (United Kingdom)		4,856,250
75,000	Chevron Corp.		5,547,000
40,000	ConocoPhillips		2,734,000
70,219	Royal Dutch Shell PLC, Class B ADR (United Kingdom)		4,677,288

			17,814,538

	Pharmaceuticals — 5.4%
67,500	Abbott Laboratories		3,766,500
75,000	Bristol-Myers Squibb Co.		2,082,000
65,000	GlaxoSmithKline PLC ADR (United Kingdom)		3,591,900
175,000	Pfizer, Inc.		4,420,500

			13,860,900

	Real Estate Investment Trusts — 1.0%
65,000	Plum Creek Timber Co., Inc.		2,562,300

	Software — 0.6%
60,000	Sybase, Inc. (d)		1,516,800

	Thrifts & Mortgage Finance — 1.4%
25,000	MGIC Investment Corp.		1,473,000
50,000	Washington Mutual, Inc.		2,019,000

			3,492,000

	Tobacco — 1.7%
50,000	Altria Group, Inc.		4,390,500

	Wireless Telecommunication Services — 0.8%
75,000	Vodafone Group PLC ADR (United Kingdom)		2,014,500

	Total Common Stocks - 55.8% (Cost $126,201,478)		143,470,781

Principal Amount		Optional Call Provisions
	Corporate Bonds — 7.6%
	Aerospace/Defense — 0.4%
$1,000,000	DRS Technologies, Inc., B, B3 6.875%, 11/1/2013	11/1/08 @ 103.44	1,010,000

	Apparel — 0.4%
1,000,000	Phillips-Van Heusen Corp., BB, Ba3 7.250%, 2/15/2011	2/15/08 @ 103.63	1,022,500

	Auto Parts & Equipment — 0.2%
500,000	Goodyear Tire & Rubber Co. (The), B-, B3 7.857%, 8/15/2011	N/A	523,125

	Auto Manufacturers — 0.4%
1,000,000	Navistar International Corp., NR, NR 7.500%, 6/15/2011	6/15/08 @ 103.75	995,943

	Commercial Banks — 0.1%
100,000	FCB/NC Capital Trust I, BB+, A3 8.050%, 3/1/2028	3/1/08 @ 104.03	104,910

	Computers — 0.2%
575,000	Seagate Technology HDD Holdings (Cayman Islands), BB+, Ba1 6.375%, 10/1/2011	N/A	575,000

	Diversified Financial Services — 0.4%
1,000,000	General Motors Acceptance Corp., BB+, Ba1 6.875%, 9/15/2011	N/A	1,000,969

	Electric — 0.2%
500,000	Reliant Energy, Inc., B, B2 9.500%, 7/15/2013	7/15/08 @ 104.75	544,375

	Electronics — 0.2%
700,000	IMAX Corp. (Canada), B-, Caa1 9.625%, 12/1/2010	12/1/07 @ 104.81	665,000

	Food — 0.7%
1,465,000	Dean Foods Co., B+, B1 7.000%, 6/1/2016	N/A	1,470,494

235,000	Smithfield Foods, Inc., BB, Ba3 7.000%, 8/1/2011	N/A	238,232

			1,708,726

	Forest Products & Paper — 0.1%
400,000	Boise Cascade LLC, B+, B2 7.125%, 10/15/2014	10/15/09 @ 103.56	396,000

	Health Care — 0.3%
740,000	DaVita, Inc., B, B2 7.250%, 3/15/2015	3/15/10 @ 103.63	748,325

	Home Builders — 0.3%
1,000,000	K. Hovnanian Enterprises, Inc., BB, Ba2 6.500%, 1/15/2014	N/A	895,000

	Home Furnishings — 0.4%
1,000,000	Sealy Mattress Co., B, B2 8.250%, 6/15/2014	6/15/09 @ 104.13	1,052,500

	Insurance — 0.6%
500,000	Odyssey Re Holdings Corp., BBB-,Baa3 7.650%, 11/1/2013	N/A	539,032
1,000,000	Presidential Life Corp., B, B2 7.875%, 2/15/2009	N/A	1,010,000

			1,549,032

	Iron/Steel — 0.4%
562,000	AK Steel Corp., B+, B2 7.875%, 2/15/2009	5/14/07 @ 100.00	562,000
455,000	Allegheny Technologies, Inc., BB-, Ba2 8.375%, 12/15/2011	N/A	489,125

			1,051,125

	Office/Business Equipment — 0.4%
1,000,000	Xerox Capital Trust I, B+, Ba1 8.000%, 2/1/2027	5/14/07 @ 102.45	1,020,000

	Oil & Gas — 0.6%
500,000	Chesapeake Energy Corp., BB, Ba2 6.500%, 8/15/2017	N/A	493,750
1,000,000	Giant Industries, Inc., B-, B2 8.000%, 5/15/2014	5/15/09 @ 104.00	1,080,000

			1,573,750

	Retail — 0.7%
500,000	Bon-Ton Stores, Inc. (The), B-, B3 10.250%, 3/15/2014	3/15/10 @ 105.13	536,874
700,000	Dillards, Inc., BB, B2 7.130%, 8/1/2018	N/A	688,624
475,000	Pantry, Inc. (The), B, B3 7.750%, 2/15/2014	2/15/09 @ 103.88	479,749

			1,705,247

	Semiconductors — 0.1%
345,000	Advanced Micro Devices, Inc., B+, Ba3 7.750%, 11/1/2012	11/1/08 @ 103.88	348,882

	Telecommunications — 0.1%
83,000	American Cellular Corp., CCC, B3 10.000%, 8/1/2011	8/1/07 @ 105.00	87,877

	Transportation — 0.4%
850,000	Overseas Shipholding Group, BB+, Ba1 8.750%, 12/1/2013	N/A	939,250

	Total Corporate Bonds - 7.6% (Cost $19,311,575)		19,517,536

Number of Shares
	Preferred Stocks — 6.4%
	Capital Markets — 0.5%
50,000	Merrill Lynch & Co., Inc., 6.375%, A, A2		1,302,000

	Diversified Financial Services — 0.6%
60,000	ABN Amro Capital Funding Trust VII, 6.080%, A, A1		1,509,600

	Insurance — 1.7%
50,000	Aegon NV (Netherlands), 6.500%, A-, A3		1,279,500
25,000	Aspen Insurance Holdings, Ltd., (Bermuda) 7.401%, BBB-, Ba1		643,750
50,000	Metlife, Inc., 6.500%, BBB, Baa1		1,311,000
48,600	Prudential PLC, (United Kingdom) 6.500%, A-, Baa1		1,244,160

			4,478,410

	Media — 0.2%
20,000	Comcast Corp., 7.000%, BBB+, Baa2		515,000

	Pipelines — 0.2%
15,000	Dominion Consolidated Natural Gas Capital Trust I, 7.800%, BB+, Baa2		381,450

	Real Estate Investment Trusts — 3.2%
20,000	Apartment Investment & Management Co., 7.750%, B+, Ba3		510,600
20,000	Brandywine Realty Trust, Series C, 7.500%, NR, NR		505,200
11,000	Capital Automotive REIT, Series A, 7.500%, NR, B1		242,000
20,000	CBL & Associates Properties, Series C, 7.750%, NR, NR		510,800
25,000	CBL & Associates Properties, Series D, 7.375%, NR, NR		642,500
20,000	Developers Diversified Realty, 8.600%, BBB-, Baa3		500,000
25,000	First Industrial Realty Trust, 7.250%, BBB-, Baa3		634,000
20,000	Health Care REIT, Inc., Series D, 7.875%, BB+, Baa3		524,000
20,000	iStar Financial, Inc., Series I, 7.500%, BB+, Ba1		505,626
29,400	Mills Corp. (The), Series G, 7.875%, NR, NR		768,810
16,000	Public Storage, Inc., 6.625%, BBB+, Baa1		396,000
12,000	PS Business Parks, Inc., 7.000%, BBB-, Baa3		301,920
20,000	Realty Income Corp., Series D, 7.375%, BBB-, Baa3		513,600
18,500	Regency Centers Corp., 7.250%, BBB-, Baa3		467,865
25,000	Taubman Centers, Inc., 8.000%, NR, B1		642,000
25,000	Vornado Realty Trust, Series E, 7.000%, BBB-, Baa3		635,000

			8,299,921

	Total Preferred Stocks (Cost $16,217,308)		16,486,381

	Investment Companies — 0.1%
7,000	DWS RREEF Real Estate Fund II (Cost $96,569)		135,450

	Total Long-Term Investments—150.0% (Cost $360,705,843)		386,095,987

Principal Amount
	Short-Term Investments — 0.5%
$800,000	Missouri State Health & Educational Facilities Authority BJC Health System, Series B, AA, Aa2 (e) 3.770%, 5/15/2034		800,000
500,000	New York City Subseries H-1, AA-, Aaa (e) 3.670%, 3/1/2034		500,000

	Total Short-Term Investments (Cost $1,300,000)		1,300,000

	Total Investments - 150.5% (Cost $362,005,843)		387,395,987

	Liability for Floating Rate Note Obligations (5.1%)
(13,125,000)	Notes with interest rates ranging from 3.65% to 3.72% at March 31, 2007 and contractual maturities of collateral ranging from 2028 to 2047. (Cost $13,125,000)		(13,125,000)

	Total Net Investments — 145.4% (Cost $348,880,843)		374,270,987
	Other Assets in excess of Liabilities — 1.2%		3,044,691
	Preferred Shares, at Liquidation Value - (-46.6% of Net Assets Applicable to Common Shareholders or -32.1% of Total Investments)		(120,000,000)

	Net Assets Applicable to Common Shareholders — 100.0%		$257,315,678

ACA	ACA Financial Guaranty Corporation
ADR	American Depositary Receipt
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
GNMA	Government National Mortgage Association
LLC	Limited Liability Corporation
MBIA	MBIA Insurance Corporation
N/A	Not Applicable
PLC	Public Limited Company
RADIAN	Radian Asset Assurance, Inc
REIT	Real Estate Investment Trust

(a)	All or a portion of these securities have been physically segregated in connection with swap agreements.
(b)	Inverse floating rate investment. Interest rate shown is that in effect at March 31, 2007.
(c)	Underlying security related to inverse floating rate investments entered into by the Trust.
(d)	Non-income producing security.
(e)	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate shown is as of March 31, 2007.

	Ratings shown are per Standard & Poor’s and Moody’s. Securities classified as NR are not rated.

	All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders unless otherwise noted.

	Country Allocation*
	United States	88.4%
	United Kingdom	5.2%
	Finland	1.2%
	Netherlands	1.3%
	Denmark	0.9%
	Bermunda	0.7%
	Cayman Islands	0.7%
	Australia	0.6%
	Sweden	0.4%
	Switzerland	0.4%
	Canada	0.2%

	* Based on Total Investments. Subject to change daily.

The Fund entered into interest rate swap agreements during the period ended March 31, 2007. Details of the swap agreements outstanding as of March 31, 2007 were as follows:

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ Depreciation
Morgan Stanley	6/8/2017	$20,000,000	3.608%	BMA	$96,174
Morgan Stanley	6/5/2017	10,000,000	3.598%	BMA	55,600
Morgan Stanley	3/31/2010	15,000,000	4.742%	LIBOR	(13,361)

					$138,413

BMA - Bond Market Association Municipal Swap Index.

LIBOR - London Inter Bank Offering Rate

For each swap noted, the Fund pays a fixed rate and receives a floating rate.

See previously submitted notes to financial statements for the period ended December 31, 2006.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of this filing and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TS&W/Claymore Tax-Advantaged Balanced Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso Chief Legal and Executive Officer

Date: May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso Chief Legal and Executive Officer

Date: May 24, 2007

By:	/s/ Steven M. Hill
Steven M. Hill Treasurer and Chief Financial Officer

Date: May 24, 2007